SCHEDULE OF EXERCISE PRICES AND REMAINING CONTRACTUAL LIVES OF OUTSTANDING OPTIONS (Details) - Equity Classified Awards [Member]	12 Months Ended
Dec. 31, 2025 $ / shares shares
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of options outstanding | shares	550,760
Exercise price | $ / shares	$ 7.27
Weighted average remaining contractual life	5 years 10 months 9 days
Number of options Exercisable | shares	513,495
Exercise price | $ / shares	$ 7.17
Weighted average remaining contractual life	5 years 8 months 26 days
Exercise Price One [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of options outstanding | shares	90,750
Exercise price | $ / shares	$ 1.98
Weighted average remaining contractual life	8 years 8 months 19 days
Number of options Exercisable | shares	90,750
Exercise price | $ / shares	$ 1.98
Weighted average remaining contractual life	8 years 8 months 19 days
Exercise Price Two [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of options outstanding | shares	12,000
Exercise price | $ / shares	$ 2.86
Weighted average remaining contractual life	8 years 11 months 19 days
Number of options Exercisable | shares	3,000
Exercise price | $ / shares	$ 2.86
Weighted average remaining contractual life	8 years 11 months 19 days
Exercise Price Three [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of options outstanding | shares	4,372
Exercise price | $ / shares	$ 3.79
Weighted average remaining contractual life	7 years 7 months 2 days
Number of options Exercisable | shares	4,372
Exercise price | $ / shares	$ 3.79
Weighted average remaining contractual life	7 years 7 months 2 days
Exercise Price Four [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of options outstanding | shares	1,311
Exercise price | $ / shares	$ 4.98
Weighted average remaining contractual life	7 years 2 months 1 day
Number of options Exercisable | shares	902
Exercise price | $ / shares	$ 4.98
Weighted average remaining contractual life	7 years 2 months 1 day
Exercise Price Five [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of options outstanding | shares	9,617
Exercise price | $ / shares	$ 5.45
Weighted average remaining contractual life	6 years 11 months 23 days
Number of options Exercisable | shares	7,133
Exercise price | $ / shares	$ 5.45
Weighted average remaining contractual life	6 years 11 months 23 days
Exercise Price Six [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of options outstanding | shares	20,109
Exercise price | $ / shares	$ 6.76
Weighted average remaining contractual life	6 years 6 months 7 days
Number of options Exercisable | shares	16,340
Exercise price | $ / shares	$ 6.76
Weighted average remaining contractual life	6 years 6 months 7 days
Exercise Price Seven [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of options outstanding | shares	65,168
Exercise price | $ / shares	$ 7.57
Weighted average remaining contractual life	2 years
Number of options Exercisable | shares	65,168
Exercise price | $ / shares	$ 7.57
Weighted average remaining contractual life	2 years
Exercise Price Eight [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of options outstanding | shares	224,808
Exercise price | $ / shares	$ 7.82
Weighted average remaining contractual life	4 years 9 months 25 days
Number of options Exercisable | shares	224,808
Exercise price | $ / shares	$ 7.82
Weighted average remaining contractual life	4 years 9 months 25 days
Exercise Price Nine [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of options outstanding | shares	26,230
Exercise price | $ / shares	$ 8.39
Weighted average remaining contractual life	6 years 10 months 2 days
Number of options Exercisable | shares	19,673
Exercise price | $ / shares	$ 8.39
Weighted average remaining contractual life	6 years 10 months 2 days
Exercise Price Ten [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of options outstanding | shares	30,091
Exercise price | $ / shares	$ 8.96
Weighted average remaining contractual life	7 years 3 months 18 days
Number of options Exercisable | shares	30,091
Exercise price | $ / shares	$ 8.96
Weighted average remaining contractual life	7 years 3 months 18 days
Exercise Price Eleven [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of options outstanding | shares	30,092
Exercise price | $ / shares	$ 10.29
Weighted average remaining contractual life	7 years 3 months 18 days
Number of options Exercisable | shares	30,092
Exercise price | $ / shares	$ 10.29
Weighted average remaining contractual life	7 years 3 months 18 days
Exercise Price Twelve [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of options outstanding | shares	30,092
Exercise price | $ / shares	$ 13.37
Weighted average remaining contractual life	7 years 3 months 18 days
Number of options Exercisable | shares	15,046
Exercise price | $ / shares	$ 13.37
Weighted average remaining contractual life	7 years 3 months 18 days
Exercise Price Thirteen [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of options outstanding | shares	6,120
Exercise price | $ / shares	$ 20.59
Weighted average remaining contractual life	5 years 10 months 2 days
Number of options Exercisable | shares	6,120
Exercise price | $ / shares	$ 20.59
Weighted average remaining contractual life	5 years 10 months 2 days